UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name:     CAK Capital Management, Inc.
                                 d/b/a/ Knott Capital Management
                       Address:  224 Valley Creek Blvd.
                                 Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:   J. Michael Barron
                         Title:  Chief Executive Officer
                         Phone:  (610) 854-6000

                     Signature, Place, and Date of Signing:

     /s/ J. Michael Barron            Exton, PA            April 10, 2006
     -----------------------         ------------         ----------------
         J. Michael Barron            City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   59

        Form 13F Information Table Value Total:   $831,506 (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 3/31/06
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America Corp.          COM              060505104    26421   580164 SH       SOLE                   580164
                                                               427     9370 SH       OTHER                    9370
Black & Decker Corp.           COM              091797100    24108   277449 SH       SOLE                   277449
                                                               289     3330 SH       OTHER                    3330
Bristol-Myers Squibb           COM              110122108     1854    75350 SH       OTHER                   75350
Carnival Corp                  COM              143658300    24995   527649 SH       SOLE                   527649
                                                               277     5840 SH       OTHER                    5840
Cephalon Inc.                  COM              156708109    39180   650297 SH       SOLE                   650297
                                                               508     8435 SH       OTHER                    8435
Chesapeake Energy              COM              165167107    16179   515102 SH       SOLE                   515102
                                                               458    14585 SH       OTHER                   14585
ConocoPhillips                 COM              20825C104    13860   219470 SH       SOLE                   219470
                                                               266     4215 SH       OTHER                    4215
Covance Inc.                   COM              222816100    38737   659347 SH       SOLE                   659347
                                                               449     7640 SH       OTHER                    7640
Danaher Corporation            COM              235851102    36921   580974 SH       SOLE                   580974
                                                               460     7245 SH       OTHER                    7245
Diageo                         COM              25243Q205    31435   495586 SH       SOLE                   495586
                                                               421     6635 SH       OTHER                    6635
Dun & Bradstreet Corp          COM              26483E100    25005   326100 SH       SOLE                   326100
                                                               191     2490 SH       OTHER                    2490
EMC Corporation                COM              268648102    22138  1624175 SH       SOLE                  1624175
                                                               181    13285 SH       OTHER                   13285
Edwards Lifesciences           COM              28176E108    27807   639230 SH       SOLE                   639230
                                                               366     8420 SH       OTHER                    8420
ING Groep N.V.                 COM              456837103    19898   505030 SH       SOLE                   505030
                                                               262     6660 SH       OTHER                    6660
Linear Technology              COM              535678106    24140   688135 SH       SOLE                   688135
                                                                39     1107 SH       OTHER                    1107
Lowes Companies Inc.           COM              548661107    28699   445356 SH       SOLE                   445356
                                                               319     4955 SH       OTHER                    4955
McGraw-Hill Companies          COM              580645109    18500   321074 SH       SOLE                   321074
                                                               187     3240 SH       OTHER                    3240
Medco Health Solutions Inc     COM              58405U102    32958   575990 SH       SOLE                   575990
                                                               309     5400 SH       OTHER                    5400
PepsiCo Inc.                   COM              713448108    27131   469473 SH       SOLE                   469473
                                                               258     4470 SH       OTHER                    4470
Pharmaceutical Product Dev.    COM              717124101    36473  1053818 SH       SOLE                  1053818
                                                               416    12030 SH       OTHER                   12030
Praxair                        COM              74005P104    29171   528937 SH       SOLE                   528937
                                                               278     5045 SH       OTHER                    5045
Pulte Homes, Inc               COM              745867101    27658   719893 SH       SOLE                   719893
                                                               335     8715 SH       OTHER                    8715
Rockwell Automation            COM              773903109    39611   550839 SH       SOLE                   550839
                                                               462     6430 SH       OTHER                    6430
Sanofi-Aventis                 COM              80105N105    40641   856499 SH       SOLE                   856499
                                                               532    11220 SH       OTHER                   11220
St. Joe Company                COM              790148100    40430   643378 SH       SOLE                   643378
                                                              1197    19050 SH       OTHER                   19050
Textron                        COM              883203101    31585   338210 SH       SOLE                   338210
                                                               254     2720 SH       OTHER                    2720
Total SA                       COM              89151E109    32287   245100 SH       SOLE                   245100
                                                               368     2795 SH       OTHER                    2795
UnitedHealth Group             COM              91324P102    37937   679146 SH       SOLE                   679146
                                                               422     7550 SH       OTHER                    7550
Walgreen Company               COM              931422109     2458    57000 SH       OTHER                   57000
Wyeth                          COM              983024100     3979    82000 SH       OTHER                   82000
XTO Energy                     COM              98385X106    19160   439747 SH       SOLE                   439747
                                                               219     5019 SH       OTHER                    5019